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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 2011

                Check here if Amendment [  ]; Amendment Number:
                  This Amendment (Check only one.):
                             [  ]is a restatement.
                             [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Tourmalet Advisors, L.P.

Address: 2150 Post Road, Fairfield, CT 06824

Form 13F File Number: 28-14086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carlos Rodrigues

Title: Chief Financial Officer and Chief Operating Officer

Phone: (203) 256-0113

Signature, Place, and Date of Signing:

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
/s/ Carlos Rodrigues  Fairfield, CT 11/1/11
       (Name)         (City, State) (Date)

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:   20 items

Form 13F Information Table Value Total:   $87,841 (thousands)

List of Other Included Managers:    Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
     ITEM 1            ITEM 2      ITEM 3      ITEM 4        ITEM 5                      ITEM 6    ITEM 7    ITEM 8
                                               TOTAL                                                         VOTING      VOTING
                                                FMV          TOTAL                     INVESTMENT  OTHER    AUTHORITY   AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP     (X $1,000)      SHARES    SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE        NONE
ALTERRA CAPITAL
  HOLDINGS LIM      COM           G0229R108        801.00    42,200.00   SH               SOLE                42,200.00    --
ALTISOURCE
  PORTFOLIO SOLNS
  S                 REG SHS       L0175J104      2,198.00    62,100.00   SH               SOLE                62,100.00    --
AMERICAN SCIENCE
  & ENGR INC        COM           029429107      1,783.00    29,200.00   SH               SOLE                29,200.00    --
ANNALY CAP MGMT
  INC               COM           035710409      1,663.00   100,000.00          PUT       SOLE               100,000.00    --
AON CORP            COM           037389103      6,473.00   154,200.00   SH               SOLE               154,200.00    --
ARCH CAP GROUP LTD  ORD           G0450A105      5,712.00   174,800.00   SH               SOLE               174,800.00    --
AXIS CAPITAL
  HOLDINGS          SHS           G0692U109      1,390.00    53,600.00   SH               SOLE                53,600.00    --
CBS CORP NEW        CL B          124857202      6,147.00   301,600.00   SH               SOLE               301,600.00    --
DIRECTV             COM CL A      25490A101      8,302.00   196,400.00   SH               SOLE               196,400.00    --
ISHARES TR          RUSSELL 2000  464287655      5,140.00    80,000.00          PUT       SOLE                80,000.00    --
LIONS GATE ENTMNT
  CORP              COM NEW       535919203      7,183.00 1,041,000.00   SH               SOLE             1,041,000.00    --
MONTPELIER RE
  HOLDINGS LTD      SHS           G62185106      8,405.00   475,400.00   SH               SOLE               475,400.00    --
NETGEAR INC         COM           64111Q104      1,794.00    69,300.00   SH               SOLE                69,300.00    --
PERRIGO CO          COM           714290103      1,428.00    14,700.00   SH               SOLE                14,700.00    --
PLATINUM
  UNDERWRITER
  HLDGS L           COM           G7127P100      7,239.00   235,400.00   SH               SOLE               235,400.00    --
REGAL ENTMT GROUP   CL A          758766109        235.00    20,000.00          PUT       SOLE                20,000.00    --
SPDR S&P 500 ETF
  TR                TR UNIT       78462F103     10,185.00    90,000.00          PUT       SOLE                90,000.00    --
TE CONNECTIVITY
  LTD               REG SHS       H84989104      1,432.00    50,900.00   SH               SOLE                50,900.00    --
TEXAS INSTRS INC    COM           882508104      2,985.00   112,000.00   SH               SOLE               112,000.00    --
WILLIAMS COS INC
  DEL               COM           969457100      7,346.00   301,800.00   SH               SOLE               301,800.00    --
                                            87,841,000.00 3,604,600.00                                                     --
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